Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 93.8%
Aerospace & Defense – 3.4%
HEICO Corp	66,397	$4,242,768
L3Harris Technologies Inc	105,294	18,965,555
Teledyne Technologies Inc*	58,119	17,277,035
		40,485,358
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	135,999	7,220,187
Auto Components – 0.3%
Visteon Corp*	80,376	3,856,440
Banks – 0.3%
SVB Financial Group*	26,896	4,063,448
Biotechnology – 1.1%
Neurocrine Biosciences Inc*	94,342	8,165,300
Sarepta Therapeutics Inc*	53,767	5,259,488
		13,424,788
Capital Markets – 4.7%
Cboe Global Markets Inc	105,467	9,412,930
LPL Financial Holdings Inc	319,066	17,366,762
MSCI Inc	30,684	8,866,449
TD Ameritrade Holding Corp	562,144	19,483,911
		55,130,052
Commercial Services & Supplies – 2.7%
Cimpress PLC*	150,495	8,006,334
Edenred	251,829	10,536,968
Ritchie Bros Auctioneers Inc	377,759	12,911,803
		31,455,105
Containers & Packaging – 1.0%
Sealed Air Corp	451,026	11,144,852
Diversified Consumer Services – 1.4%
frontdoor Inc*	181,704	6,319,665
ServiceMaster Global Holdings Inc*	382,086	10,316,322
		16,635,987
Electric Utilities – 0.4%
Alliant Energy Corp	95,299	4,601,989
Electrical Equipment – 1.4%
Sensata Technologies Holding PLC*	581,594	16,825,514
Electronic Equipment, Instruments & Components – 5.4%
Belden Inc	143,890	5,191,551
Dolby Laboratories Inc	240,399	13,032,030
Flex Ltd*	1,352,370	11,326,099
National Instruments Corp	424,583	14,045,206
TE Connectivity Ltd	313,876	19,767,910
		63,362,796
Entertainment – 0.4%
Liberty Media Corp-Liberty Formula One*	184,442	5,022,356
Equity Real Estate Investment Trusts (REITs) – 3.8%
Crown Castle International Corp	197,184	28,473,370
Lamar Advertising Co	314,915	16,148,841
		44,622,211
Health Care Equipment & Supplies – 9.4%
Boston Scientific Corp*	733,376	23,930,059
Cooper Cos Inc	88,909	24,509,544
Dentsply Sirona Inc	240,712	9,346,847
ICU Medical Inc*	55,143	11,126,203
STERIS PLC	163,461	22,879,636
Teleflex Inc	39,161	11,468,690
Varian Medical Systems Inc*	72,022	7,393,779
		110,654,758
Hotels, Restaurants & Leisure – 1.7%
Aramark	333,527	6,660,534
Dunkin' Brands Group Inc	253,335	13,452,089
		20,112,623
Industrial Conglomerates – 0.8%
Carlisle Cos Inc	79,103	9,910,024
Information Technology Services – 11.2%
Amdocs Ltd	369,156	20,292,505
Broadridge Financial Solutions Inc	230,043	21,814,978
Euronet Worldwide Inc*	55,068	4,720,429
Fidelity National Information Services Inc	188,370	22,913,327

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Global Payments Inc	181,579	$26,189,139
GoDaddy Inc*	382,310	21,833,724
WEX Inc*	138,445	14,474,425
		132,238,527
Insurance – 7.0%
Aon PLC	163,736	27,022,989
Intact Financial Corp	252,478	21,824,248
Willis Towers Watson PLC	85,231	14,476,485
WR Berkley Corp	357,570	18,654,427
		81,978,149
Internet & Direct Marketing Retail – 0.5%
Wayfair Inc*,#	105,941	5,661,487
Life Sciences Tools & Services – 5.2%
IQVIA Holdings Inc*	142,379	15,356,999
PerkinElmer Inc	304,273	22,905,671
PRA Health Sciences Inc*	103,949	8,631,925
Waters Corp*	79,450	14,463,872
		61,358,467
Machinery – 3.5%
Ingersoll Rand Inc*	255,385	6,333,548
Middleby Corp*	86,192	4,902,601
Rexnord Corp	561,124	12,720,681
Trane Technologies PLC	71,381	5,895,357
Wabtec Corp	230,728	11,104,939
		40,957,126
Oil, Gas & Consumable Fuels – 1.6%
Magellan Midstream Partners LP	500,259	18,254,451
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Co	157,065	8,754,803
Catalent Inc*	297,473	15,453,722
Elanco Animal Health Inc*	427,846	9,579,472
		33,787,997
Professional Services – 3.9%
CoStar Group Inc*	26,849	15,766,001
IHS Markit Ltd	164,698	9,881,880
Verisk Analytics Inc	149,139	20,786,994
		46,434,875
Semiconductor & Semiconductor Equipment – 7.4%
KLA Corp	152,971	21,988,052
Lam Research Corp	71,717	17,212,080
Microchip Technology Inc	341,587	23,159,599
ON Semiconductor Corp*	1,142,437	14,211,916
Xilinx Inc	143,235	11,163,736
		87,735,383
Software – 9.2%
Atlassian Corp PLC*	118,781	16,303,880
Constellation Software Inc/Canada	36,314	33,008,551
Nice Ltd (ADR)*	227,897	32,716,893
SS&C Technologies Holdings Inc	596,849	26,153,923
		108,183,247
Specialty Retail – 1.4%
CarMax Inc*	223,749	12,044,409
Williams-Sonoma Inc	107,286	4,561,801
		16,606,210
Textiles, Apparel & Luxury Goods – 0.5%
Gildan Activewear Inc	503,751	6,427,863
Trading Companies & Distributors – 0.7%
Ferguson PLC	124,438	7,779,352
Total Common Stocks (cost $839,546,439)		1,105,931,622
Limited Partnership Interests – 0.2%
Biotechnology – 0.2%
RPI International Holdings LP¢,§ (cost $2,783,572)	13,512	2,771,311
Investment Companies – 5.9%
Money Markets – 5.9%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $69,169,236)	69,166,366	69,180,199
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	3,384,783	3,384,783

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.0100%, 4/1/20	$846,196	$846,196
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,230,979)		4,230,979
Total Investments (total cost $915,730,226) – 100.3%		1,182,114,111
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(3,217,721)
Net Assets – 100%		$1,178,896,390

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,041,163,718	88.1%
Canada	74,172,465	6.3
Israel	32,716,893	2.7
Australia	16,303,880	1.4
France	10,536,968	0.9
Ireland	7,220,187	0.6

Total	$1,182,114,111	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 5.9%
Money Markets - 5.9%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$344,489	$7,948	$12,525	$69,180,199
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	2,847∆	-	-	3,384,783
Total Affiliated Investments - 6.2%	$347,336	$7,948	$12,525	$72,564,982

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 5.9%
Money Markets - 5.9%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	106,440,118	45,613,265	(82,893,657)	69,180,199
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	3,921,920	22,863,829	(23,400,966)	3,384,783

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	5/14/20	(5,431,000)	$3,761,169	$(100,841)
Citibank, National Association:
Canadian Dollar	5/14/20	(6,947,000)	4,813,542	(126,503)
Euro	5/14/20	(1,980,000)	2,189,088	2,416
Euro	5/14/20	(3,221,000)	3,477,553	(79,655)

				(203,742)
Credit Suisse International:
Canadian Dollar	4/23/20	(6,060,000)	4,536,590	228,299
Canadian Dollar	4/23/20	(2,183,000)	1,529,320	(22,661)

				205,638
HSBC Securities (USA), Inc.:
Canadian Dollar	5/14/20	(7,709,000)	5,783,392	301,486
Euro	5/14/20	(3,701,800)	4,022,169	(66,025)

				235,461
JPMorgan Chase Bank, National Association:
Euro	5/14/20	(6,586,000)	7,118,610	(154,835)
Total				$(18,319)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 46,080,458

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
RPI International Holdings LP	2/4/20	$2,783,572	$2,771,311	0.2%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$20,918,137	$10,536,968	$-
Trading Companies & Distributors	-	7,779,352	-
All Other	1,066,697,165	-	-
Limited Partnership Interests	-	-	2,771,311
Investment Companies	-	69,180,199	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,230,979	-
Total Investments in Securities	$1,087,615,302	$91,727,498	$2,771,311
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	532,201	-
Total Assets	$1,087,615,302	$92,259,699	$2,771,311
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$550,520	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2020.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.